Other Account Payable (Tables)	6 Months Ended
Jun. 30, 2026
Other Account Payable [Abstract]
Schedule of Other Account Payable
	June 30, 2026	December 31, 2025

Accrued expenses	$1,003	$1,393
Accrued employee compensation	442	18

Total	$1,445	$1,411